Operating Costs (Tables)	12 Months Ended
Mar. 31, 2019
Operating Costs [Abstract]
Summary of Operating Costs

Year ended 31 March	Notes	2019 £m	2018 £m	2017 £m

Operating costs by nature
Staff costs:
Wages and salaries		4,258	4,223	4,128
Social security costs		440	461	477
Other pension costs	19	611	624	521
Share-based payment expense	20	67	84	57
Total staff costs		5,376	5,392	5,183
Own work capitalised		(834)	(798)	(813)
Net staff costs		4,542	4,594	4,370
Net indirect labour costs[a]		267	315	399
Net labour costs		4,809	4,909	4,769
Product costs and sales commission[b]		4,464	4,429	4,588
Payments to telecommunications operators		2,059	2,306	2,653
Property and energy costs		1,325	1,285	1,202
Network operating and IT costs		1,026	963	983
TV programme rights charges		841	763	714
Provision and installation[b]		624	657	669
Marketing and sales[b]		322	317	365
Other operating costs[b]		832	831	676
Other operating income		(238)	(222)	(185)
Depreciation of property, plant and equipment
Owned assets	14	2,390	2,381	2,382
Held under finance leases	14	2	10	10
Amortisation of intangible assets[c]	13	1,154	1,123	1,118
Total operating costs before specific items		19,610	19,752	19,944
Specific items	10	394	587	948
Total operating costs		20,004	20,339	20,892
Operating costs before specific items include the following:
Leaver costs[d]		17	50	86
Research and development expenditure[e]		643	632	638
Operating lease charges		801	732	692
Foreign currency gains		(11)	–	(12)
Inventories recognised as an expense		2,388	2,588	2,680
Government grants		(3)	(3)	(5)

[a]	Net of capitalised indirect labour costs of £672m (2017/18: £612m, 2016/17: £463m).

[b] Included within ‘other operating costs’ in prior years were costs relating to product costs and commissions; provision and installation; and marketing and sales. These are now presented separately. The ‘other operating costs’ in comparative for 2017/18 and 2016/17 has been re-presented for consistency.

[c]	Excludes £nil (2017/18: £nil, 2016/17: £62m) of amortisation presented as specific items which relate to a write off of software costs as a result of the integration of EE.
[d]

Leaver costs are included within wages and salaries, except for leaver costs of £257m (2017/18: £168m, 2016/17: £37m) associated with restructuring and EE integration costs, which have been recorded as specific items.

[e]

Research and development expenditure reported in the income statement, includes amortisation of £581m (2017/18: £573m, 2016/17: £577m) in respect of internally developed computer software and operating expenses of £62m (2017/18: £59m, 2016/17: £61m). In addition, the group capitalised software development costs of £472m (2017/18: £450m, 2016/17: £457m).

Summary of Compensation of Key Management Personnel

Compensation of key management personnel is shown in the table below:

Year ended 31 March	2019 £m	2018 £m	2017 £m

Short-term employee benefits	14.9	12.4	10.9
Post employment benefits	1.4	1.4	1.4
Share-based payments	5.2	6.6	5.8
Termination benefits	0.6	2.2	–
	22.1	22.6	18.1